Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) for the year	$ 419,467,760	$ (256,999,604)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Realized losses on redemptions and sales of bullion	16,397,754	39,637,898
Change in unrealized (gains) losses on bullion	(455,535,945)	195,868,677
Net changes in operating assets and liabilities
Increase (decrease) in accounts payable	(358,313)	980,858
Net cash used in operating activities	(20,028,744)	(20,512,171)
Cash flows from investing activities
Sales of bullion	23,265,316	14,362,530
Net cash provided by investing activities	23,265,316	14,362,530
Cash flows from financing activities
Payments on redemption of Units (note 7)	(2,163,594)	(902,448)
Net cash used in financing activities	(2,163,594)	(902,448)
Net increase (decrease) in cash during the year	1,072,978	(7,052,089)
Cash at beginning of the year	179,724	10
Cash received on CFCL acquisition		7,231,803
Cash at end of the year	$ 1,252,702	$ 179,724